Revenues - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 7,937	$ 5,317	$ 22,596	$ 14,728	$ 21,135	$ 13,713
Point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,104	2,128	7,565	3,300	5,405	2,505
Over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,833	3,189	15,031	11,428	15,730	11,208
US Federal Government and Agencies [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,590	3,831	18,897	11,699	17,050	11,680
Commercial and Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,347	1,486	3,699	3,029	4,085	2,033
US [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,704	3,875	19,063	11,853	17,239	11,908
Middle East [Member]
Disaggregation of Revenue [Line Items]
Revenue	607	1,249	1,987	2,446	3,185	1,537
Asia [Member]
Disaggregation of Revenue [Line Items]
Revenue	343	183	1,113	397	668	268
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	283	10	433	32	43
Imagery [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,773	814	5,621	1,222	3,005	623
Data, Software and Analytics [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,756	4,720	12,023	12,038	15,732	12,702
Engineering and Integration [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 1,408	$ (217)	$ 4,952	$ 1,468	$ 2,398	$ 388